Subsequent Event (Details) - Subsequent Events [Member]	1 Months Ended
Jan. 31, 2022 shares
Subsequent Event (Details) [Line Items]
Restricted share units	70,000
Description of subsequent events	Restricted Share Units awarded for increasing the Thompson Brothers Lithium resource to above 12Mt lithium at or above 1% Li20 and at or above a cutoff grade of 0.43% Li20
Thompson Brothers Lithium property [Member]
Subsequent Event (Details) [Line Items]
Restricted share units	50,000
IPO [Member]
Subsequent Event (Details) [Line Items]
Restricted share units	120,000